Schedule of Changes in Carrying Amount of Goodwill (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Business Acquisition [Line Items]
Goodwill, beginning balance	$ 4,306,579
Additions
Impairment	(4,171,039)
Foreign currency translation adjustments	(135,540)
Goodwill, ending balance		4,306,579
Shenzhen Jisen Information Tech Limited [Member]
Business Acquisition [Line Items]
Goodwill, beginning balance	4,306,579
Additions
Impairment	(4,171,039)
Foreign currency translation adjustments	(135,540)
Goodwill, ending balance		$ 4,306,579